Loans and Allowance for Loan and Lease Losses - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 1,241,157	$ 1,011,717
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	1,226,129	991,780
OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	5,222	8,317
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	9,806	11,620
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	34,640	38,972
Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	34,626	38,875
Commercial | OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	97
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	14	0
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Real Estate | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	139,877	95,625
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	14,424	16,249
Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	14,424	16,168
Consumer | OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	81
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Construction | Real Estate | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	139,877	95,625
Construction | Real Estate | Pass | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	127,523	82,351
Construction | Real Estate | OAEM | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	4,503	5,056
Construction | Real Estate | Substandard | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	7,851	8,218
Construction | Real Estate | Doubtful | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	135,617	126,250
Commercial – Owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	135,617	123,491
Commercial – Owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	2,604
Commercial – Owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	155
Commercial – Owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	321,580	270,472
Commercial – Non-owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	321,446	269,736
Commercial – Non-owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Non-owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	134	736
Commercial – Non-owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	545,391	416,317
Residential – 1 to 4 Family | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	542,865	413,327
Residential – 1 to 4 Family | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	719	560
Residential – 1 to 4 Family | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	1,807	2,430
Residential – 1 to 4 Family | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	49,628	47,832
Residential – Multifamily | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	49,628	47,832
Residential – Multifamily | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 0	$ 0